Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total stock-based compensation for the period	$ 8,347	$ 1,182	$ 178
Less: stock-based compensation classified as liability	(5,084)
Stock-based compensation recognized in APIC	3,263	1,182	178
Employee Stock Option Plans (ESOP)
Class of Stock [Line Items]
Total stock-based compensation for the period	(2,950)	1,034	178
non-ESOP Option Agreements
Class of Stock [Line Items]
Total stock-based compensation for the period	36
SEALSQ Corp's OSOP
Class of Stock [Line Items]
Total stock-based compensation for the period	11,261	148
Research & development expenses
Class of Stock [Line Items]
Total stock-based compensation for the period	2,062
Selling & marketing expenses
Class of Stock [Line Items]
Total stock-based compensation for the period	3,069		67
General & administrative expenses
Class of Stock [Line Items]
Total stock-based compensation for the period	$ 3,216	$ 1,182	$ 111